INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (421,122)	$ (181,168)	$ (276,374)
Israel statutory income tax rate	23.00%	23.00%	23.00%
Theoretical income taxes at statutory rate	$ (96,858)	$ (41,669)	$ (63,566)
Preferred technological enterprise benefit	949	5,891	24,859
Deferred tax assets for which valuation allowance was provided	82,602	16,067	36,851
Permanent differences	10,033	7,643	17,792
Uncertain tax positions	9,035	13,500	7,580
Prior year taxes	(1,416)	(2,312)	(4,506)
Subsidiaries taxed at a different tax rate	17,594	16,443	(2,524)
Reduction in valuation allowance	0	(1,162)	0
Other	2,637	1,170	(86)
Total income tax provision	$ 24,576	$ 15,571	$ 16,400